Business combinations (Details) $ / shares in Units, £ in Millions, customer in Millions, $ in Billions		12 Months Ended
	Oct. 12, 2022 GBP (£) item shares customer employee	Dec. 31, 2022 GBP (£) company	Dec. 31, 2021 GBP (£) company	Dec. 31, 2020 GBP (£)	Oct. 12, 2022 USD ($) item shares customer employee $ / shares
Business combinations
Percentage of share capital acquired		100.00%
Number of companies and businesses acquired | company		53	52
Total purchase consideration		£ 4,369	£ 314
Cash outflow on current and past acquisitions		£ 1,018	463	£ 194
Percentage of impact on revenue and adjusted operating profit for business combination to be considered material		5.00%
Percentage of impact on goodwill for business combination to be considered material		10.00%
Cash transferred		£ 1,301	273
Goodwill acquired		3,348	231
Fair value of acquired intangible assets		2,101	71
Fair value of indefinite lived brands		1,292	0
Fair value of customer lists		778	70
Fair value of acquired receivables		359	28
Revenue from the dates of acquisition		422	50
Operating profit from the dates of acquisition		3	£ 7
Terminix Global Holdings, Inc
Business combinations
Percentage of share capital acquired	100.00%				100.00%
Total purchase consideration	£ 4,110	4,110
Cash outflow on current and past acquisitions		774
Number of pest control business combined | item	2				2
Number of combined customers | customer	4.9				4.9
Number of combined employees | employee	58,600				58,600
Cash consideration entitlement for previous owners | $					$ 1.3
Number of shares entitlement for previous owners | shares	645,706,920				645,706,920
Number of shares whose holders elected to receive cash consideration | item	38,693,211				38,693,211
Number of shares whose holders elected to receive stock consideration | item	82,919,979				82,919,979
Cash consideration per share held | $ / shares					$ 34.57
Equity interests of acquirer excluding replacement share awards	£ 3,007	3,007
Cash transferred	1,087	1,087
Replacement employee share awards	16	16
Loans and borrowings acquired	749
Goodwill acquired	3,176	3,176
Fair value of acquired intangible assets	2,027	2,027
Fair value of indefinite lived brands	1,292
Fair value of finite lived brands	17
Fair value of customer lists	708
Fair value of software	10
Fair value of acquired receivables	319
Acquisition related costs recognised as expense	68
Acquisition related costs recognised in equity	£ 16
Revenue from the dates of acquisition		354
Operating profit from the dates of acquisition		£ 6
Terminix Global Holdings, Inc | ADS
Business combinations
Number of shares entitlement for previous owners | shares	129,141,384				129,141,384
Number of shares issued per share held for cash consideration | shares	0.1447				0.1447
Number of shares issued per share held for stock consideration | shares	1.4899				1.4899